AB Value Fund

Portfolio of Investments

February 28, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Health Care – 18.8%
Health Care Equipment & Supplies – 4.3%
Medtronic PLC	111,194	$11,674,258
Zimmer Biomet Holdings, Inc.	54,209	6,894,843

		18,569,101

Health Care Providers & Services – 6.2%
Centene Corp.(a)	133,123	10,998,622
UnitedHealth Group, Inc.	33,107	15,754,628

		26,753,250

Health Care Technology – 2.1%
Change Healthcare, Inc.(a)	416,862	8,929,184

Pharmaceuticals – 6.2%
Johnson & Johnson	38,458	6,329,033
Merck & Co., Inc.	70,206	5,376,376
Roche Holding AG (Sponsored ADR)	314,119	14,835,840

		26,541,249

		80,792,784

Financials – 17.9%
Banks – 9.7%
Bank of America Corp.	417,621	18,458,848
First Citizens BancShares, Inc./NC - Class A	4,924	3,882,328
Wells Fargo & Co.	359,263	19,173,866

		41,515,042

Capital Markets – 3.5%
Ameriprise Financial, Inc.	19,154	5,742,178
Morgan Stanley	103,846	9,422,986

		15,165,164

Insurance – 4.7%
Everest Re Group Ltd.	10,620	3,167,096
MetLife, Inc.	161,771	10,927,631
Progressive Corp. (The)	57,964	6,140,127

		20,234,854

		76,915,060

Industrials – 13.2%
Aerospace & Defense – 1.4%
Spirit AeroSystems Holdings, Inc. - Class A	122,529	6,126,450

Construction & Engineering – 1.4%
AECOM	83,050	6,034,413

Electrical Equipment – 2.7%
Regal Rexnord Corp.	45,773	7,339,700
Sensata Technologies Holding PLC(a)	69,758	4,039,686

		11,379,386

Industrial Conglomerates – 1.2%
General Electric Co.	52,791	5,042,068

Company	Shares	U.S. $ Value

Machinery – 1.0%
Oshkosh Corp.	37,580	$4,172,883

Professional Services – 2.0%
Robert Half International, Inc.	71,250	8,570,663

Road & Rail – 1.7%
CSX Corp.	219,208	7,433,343

Trading Companies & Distributors – 1.8%
WW Grainger, Inc.	16,210	7,733,143

		56,492,349

Communication Services – 10.3%
Diversified Telecommunication Services – 5.0%
Charter Communications, Inc. - Class A(a)	11,396	6,857,885
Comcast Corp. - Class A	309,201	14,458,239

		21,316,124

Interactive Media & Services – 2.4%
Alphabet, Inc. - Class C(a)	2,088	5,633,048
Meta Platforms, Inc. - Class A(a)	21,674	4,573,864

		10,206,912

Wireless Telecommunication Services – 2.9%
T-Mobile US, Inc.(a)	100,860	12,426,961

		43,949,997

Consumer Staples – 8.7%
Beverages – 4.8%
Coca-Cola Co. (The)	209,231	13,022,538
Molson Coors Beverage Co. - Class B	146,095	7,623,237

		20,645,775

Food & Staples Retailing – 3.9%
Walmart, Inc.	124,739	16,859,723

		37,505,498

Consumer Discretionary – 8.7%
Auto Components – 0.8%
Goodyear Tire & Rubber Co. (The)(a)	211,539	3,276,739

Automobiles – 2.1%
Ford Motor Co.	350,688	6,158,081
Stellantis NV	167,894	3,069,103

		9,227,184

Household Durables – 1.6%
PulteGroup, Inc.	140,308	6,967,695

Internet & Direct Marketing Retail – 1.3%
eBay, Inc.	100,309	5,475,868

Specialty Retail – 2.0%
AutoZone, Inc.(a)	4,550	8,478,425

Textiles, Apparel & Luxury Goods – 0.9%
Tapestry, Inc.	98,328	4,021,615

		37,447,526

Company	Shares	U.S. $ Value

Information Technology – 8.2%
Semiconductors & Semiconductor Equipment – 1.3%
NXP Semiconductors NV	29,340	$5,578,121

Software – 5.1%
NortonLifeLock, Inc.	308,609	8,943,489
Oracle Corp.	169,791	12,899,022

		21,842,511

Technology Hardware, Storage & Peripherals – 1.8%
Western Digital Corp.(a)	155,857	7,939,355

		35,359,987

Energy – 5.8%
Energy Equipment & Services – 2.0%
Baker Hughes Co. - Class A	291,973	8,578,167

Oil, Gas & Consumable Fuels – 3.8%
EOG Resources, Inc.	66,703	7,665,509
Valero Energy Corp.	104,132	8,696,063

		16,361,572

		24,939,739

Utilities – 4.4%
Electric Utilities – 2.1%
American Electric Power Co., Inc.	99,188	8,991,392

Multi-Utilities – 2.3%
Ameren Corp.	114,899	9,875,569

		18,866,961

Real Estate – 2.7%
Equity Real Estate Investment Trusts (REITs) – 2.7%
American Campus Communities, Inc.	79,340	4,269,286
Americold Realty Trust	106,074	2,834,297
Cousins Properties, Inc.	109,957	4,247,639

		11,351,222

Materials – 0.9%
Chemicals – 0.9%
Celanese Corp. - Class A	26,516	3,693,148

Total Common Stocks (cost $340,053,645)		427,314,271

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(b) (c) (d) (cost $2,328,604)	2,328,604	2,328,604

U.S. $ Value

Total Investments – 100.2% (cost $342,382,249)(e)	$429,642,875
Other assets less liabilities – (0.2)%	(743,273)

Net Assets – 100.0%	$428,899,602

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $94,531,556 and gross unrealized depreciation of investments was $(7,270,930), resulting in net unrealized appreciation of $87,260,626.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$427,314,271	$—	$—	$427,314,271
Short-Term Investments	2,328,604	—	—	2,328,604

Total Investments in Securities	429,642,875	—	—	429,642,875
Other Financial Instruments(b)	—	—	—	—

Total	$429,642,875	$—	$—	$429,642,875

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2022 is as follows:

Fund	Market Value 11/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$323	$37,714	$35,708	$2,329	$0	**
Government Money Market Portfolio*	2,519	9,294	11,813	0	0	**
Total	$2,842	$47,008	$47,521	$2,329	$0	**

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.